19. LEASES	12 Months Ended
Dec. 31, 2019
Schedule of income and social contribution taxes reconciliation
LEASES

19.     LEASES

The Company is lessee in several lease agreements for forest lands, offices, distribution centers, integrated producers, vehicles, among others. Some contracts have a renewal option for an additional period at the end of the contract, established by contractual amendments. Automatic renewals or renewals for undetermined periods are not allowed.

The contract clauses mentioned, with respect to renewal, readjustment and purchase option, are contracted according to market practices. In addition, there are no clauses of contingent payments or restrictions on dividends distribution, payments of interest on shareholders’ equity or obtaining debt.

19.1        Right-of-use assets

The right-of-use assets as set forth below are in balances of property, plant and equipment and intangible assets (notes 14 and 15).

	Weighted average depreciation rate (p.a.)	12.31.18	Initial adoption IFRS 16	Additions	Disposals	Exchange rate variation	Transfers	12.31.19
Cost
Land		-	23,453	-	(421)	(42)	(200)	22,790
Buildings		214,171	2,278,982	216,514	(119,540)	4,650	21,106	2,615,883
Machinery and equipment		129,589	1,182	4,110	(13,321)	28	(6,415)	115,173
Facilities		14,492	-	-	-	-	(14,492)	-
Vehicles		-	94,065	119,422	(8,751)	2,707	-	207,443
Software		68,424	61	(6,998)	(50,160)	-	44,378	55,705
		426,676	2,397,743	333,048	(192,193)	7,343	44,377	3,016,994

Depreciation
Land	22.31%	-	-	(5,134)	27	21	-	(5,086)
Buildings	17.79%	(74,527)	-	(429,600)	1,948	(644)	(10,013)	(512,836)
Machinery and equipment	36.32%	(75,422)	-	(39,361)	9,545	(8)	8,288	(96,958)
Facilities	-	(1,725)	-	-	-	-	1,725	-
Vehicles	34.32%	-	-	(58,325)	1,502	(534)	-	(57,357)
Software	67.81%	(57,486)	-	(37,489)	50,160	-	-	(44,815)
		(209,160)	-	(569,909)	63,182	(1,165)	-	(717,052)
		217,516	2,397,743	(236,861)	(129,011)	6,178	44,377	2,299,942

19.2        Lease liabilities

	WAMT (1)	12.31.18	Initial adoption IFRS 16	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.19

Land	5.5	-	17,166	6,287	(4,505)	(762)	2,909	(421)	(319)	20,355

Buildings	4.3	167,012	2,278,982	216,514	(410,466)	(85,940)	167,165	(111,134)	4,369	2,226,502

Machinery and equipment	1.3	66,534	1,182	4,110	(42,216)	(17,756)	17,757	(3,898)	(26)	25,687

Vehicles	2.0	-	94,065	119,422	(51,263)	(11,359)	11,359	(7,438)	2,189	156,975

Software	1.3	8,263	61	37,379	(44,567)	(85)	86	-	-	1,137

		241,809	2,391,456	383,712	(553,017)	(115,902)	199,276	(122,891)	6,213	2,430,656

Current		75,293								376,209
Non-current		166,516								2,054,447

(1)       Weighted average maturity, demonstrated in years.

19.3        Lease liabilities maturity schedule

The minimum future payments required for these finance leases are segregated as follows, and were recorded in current and non-current liabilities:

12.31.19
Current	521,581
Non-current	1,909,075
2021	428,243
2022	357,652
2023	292,562
2024	235,664
2025 onwards	594,954
2,430,656

19.4        Incremental rates

The Company uses nominal incremental rates to measure its lease liabilities. The nominal and real interest rates are presented below.

Contract Terms	Nominal rate% p.a.	Actual rate% p.a.

1 year	8.46%	4.97%
2 years	9.49%	5.37%
3 years	10.60%	6.28%
4 years	11.43%	7.01%
5 years	11.84%	7.28%
6 years	12.13%	7.48%
8 years	12.43%	7.67%
9 years	12.51%	7.78%
10 years	12.61%	7.84%
11 years	12.68%	7.86%
13 years	12.81%	7.93%
14 years	12.86%	7.96%
15 years	12.90%	7.97%
18 years	13.01%	8.03%
20 years	13.12%	8.12%

19.5        Amounts recognized in the statement of income

Below are the amounts directly recognized in the statement of income related to items exempt of recognition: low-value assets, short-term leases and leases with variable payments.

12.31.19
Variable payments not included in the lease liabilities	222,096
Expenses related to short-term assets	226,010
Expenses related to low-value assets	4,890
452,996

19.6        Sale-leaseback transactions

In the prior years the Company has carried out Sale-leaseback transactions, that were disclosed in the consolidated financial statements in each applicable year. In all cases, the respective rental expenses were recognized monthly in the statement of income. With the adoption of IFRS 16, the right-of-use assets were recognized as of January 01, 2019, as well as the lease liability related to each contract.

In the year ended December 31, 2019, two additional Sale-leaseback transactions were formalized: i) the transshipment set point (“TSP”) located in the municipality of Bauru and, ii) TSP located in the municipality of Guarulhos; were analyzed within the scope of IFRS 16 and the right-of-use assets were recognized, as well as the lease liability related to the leases not yet due.